INCOME TAX - Income taxes related to items recognized in other comprehensive income (Details)	12 Months Ended
Sep. 30, 2025 CAD ($)
INCOME TAX
Non-capital loss carryback	$ (1,600,000)
Income tax expense (recovery)	$ (1,600,000)